Note 9 - Employee Benefits - Restricted Stock Activity (Details) - 2015 Restated Incentive Plan [Member] - Restricted Stock [Member]	12 Months Ended
Oct. 31, 2016 $ / shares shares
Balance (in shares) | shares	830,817
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.98
Granted (in shares) | shares	36,584
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.31
Vested (in shares) | shares	(146,908)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.98
Forfeited (in shares) | shares	(53,445)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.96
Balance (in shares) | shares	667,048
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.89